Disposition of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2025
Disposition of subsidiaries
Summary of assets and liabilities
	As of September 30,
	2025	2024
Carrying amount of major classes of assets
Cash and restricted cash	$4,491	$4,782
Prepaid expenses and other current assets	88	203
Property and equipment, net	614,702	625,272
Biological assets, net	27,487,327	28,116,634
Land use right, net	5,981,947	6,116,923
Total assets of disposed entities	$61,575,882	$34,863,814

Carrying amount of major classes of liabilities
Accounts payable	349,345	352,980
Taxes payable	131	106
Accrued expenses and other current liabilities	44,891	69,064
Total liabilities of disposed entities	$394,367	$422,150

Summary of statements of income (loss) and comprehensive income (loss) table textblock
	For the Years Ended September 30,
	2025	2024
Revenue	$1,943,728	$9,314,359
Cost of revenues	(1,941,073)	(9,290,847)
Gross profit	2,655	23,512
Operating expenses	(773,034)	(1,264,084)
Loss from operations	(770,379)	(1,240,572)
Other (expenses) income	(7,152,897)	10,067,972
(Loss) income before income tax expenses	(7,923,276)	8,827,400
Income tax expenses	-	-
Net (loss) income	($7,923,276)	$8,827,400